Organization - Additional Information (Detail)		12 Months Ended
	Feb. 28, 2012 Class	Dec. 31, 2016 Class shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Equity [Line Items]
Number of share classes | Class	4	2
Class D [Member]
Equity [Line Items]
Number of units outstanding		0	0	0
Meritage Futures Fund LP [Member] | Class D [Member]
Equity [Line Items]
Number of units outstanding		0	0	0